Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Legal Matters

The Company is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of management, the outcome of any such claims and disputes cannot be predicted with certainty.

On December 23, 2021, a putative class action lawsuit alleging violations of the Securities Exchange Act of 1934 was filed in the United States District Court, Central District of California, against the Company, among others, and its current Global CEO, its former CFO, its current Chief Product and User Ecosystem Officer, as well as the CFO of Legacy FF and former CFO of the Company, and the Co-CEOs of PSAC. Also, on March 8, March 21, April 11, and April 25 2022, putative stockholder derivative lawsuits were filed in the United States District Court, Central District of California and United States District Court, District of Delaware against numerous current and former officers and directors of the Company alleging violations of the Securities Exchange Act of 1934 and various common law claims. Also, on June 14, 2022, a verified stockholder class action complaint was filed in the Court of Chancery of the State of Delaware against, among others, the Company, its current Global CEO, its former CFO and its current Chief Product and User Ecosystem Officer alleging breaches of fiduciary duties. Lastly, on September 21, 2022, a verified stockholder class action complaint was filed in the Court of Chancery of the State of Delaware against, among others, the Company, the Co-CEOs and independent directors of PSAC, and certain third-party advisors to PSAC, alleging breaches of fiduciary duties, and aiding and abetting the alleged breaches, in connection with disclosures and stockholder voting leading up to the Business Combination.

On March 8, 2022 and March 21, 2022, putative derivative lawsuits alleging violations of the Securities Exchange Act of 1934 and various common law claims were filed in the United States District Court, Central District of California. On April 8, 2022, these two derivative lawsuits were consolidated. On May 24, 2022, the consolidated derivative actions were stayed pending resolution of a motion to dismiss in the putative class action described above. Additionally, on April 11 and April 25, 2022, putative derivative lawsuits alleging violations of the Securities Exchange Act of 1934 and various common law claims were filed in the United States District Court, District of Delaware. These lawsuits purport to assert claims on behalf of the Company against numerous current and former officers and directors of the Company. Lastly, on June 14, 2022, a verified stockholder class action complaint was filed in the Court of Chancery of the State of Delaware against, among others, the Company, its current Global CEO, its former CFO and its founder and Chief Product and User Ecosystem Officer alleging breaches of fiduciary duties. Given the early stages of the legal proceedings, it is not possible to predict the outcome of the claims.

On June 14, 2022, a verified stockholder class action complaint was filed in the Court of Chancery of the State of Delaware against, among others, the Company, its current Global CEO, its former CFO and its current Chief Product and User Ecosystem Officer alleging breaches of fiduciary duties. On August 11, 2022, the Court of Chancery granted a stipulation and order governing briefing on a motion to dismiss the complaint. On September 21, 2022, an additional verified stockholder class action complaint was filed in the Court of Chancery of the State of Delaware against, among others, the Company alleging, among other issues, breaches of fiduciary duties. On October 12, 2022, plaintiff filed a motion to consolidate the Cleveland and Yun actions and appoint Cleveland’s counsel as lead counsel for the consolidated action. On October 20, 2022, the Company filed a motion to dismiss the complaint.

On September 23, 2022, plaintiff and defendants of the original June 14, 2022 action filed a stipulation and proposed order vacating the briefing schedule set forth pending consolidation of the action alongside the September 21, 2022 complaint. If the proposed order is entered by the court, the parties will meet and confer regarding a schedule governing further proceedings following consolidation of the actions. Given the early stages of the legal proceedings, the Company is unable to evaluate the likelihood of an unfavorable outcome and/or the amount or range of potential loss.

On September 19, 2022, three Company employees and stockholders brought an action seeking to compel the Company to comply with its obligations under Delaware law to hold an annual meeting of stockholders for the purpose of electing directors. Plaintiffs have stayed this action until January 10, 2022. Given the early stages of the legal proceedings, the Company is unable to evaluate the likelihood of an unfavorable outcome and/or the amount or range of potential loss.

On October 20, 2022, FF received a subpoena from the SEC requiring FF to produce certain documents relating to FF’s transactions with Senyun International Ltd. FF intends to fully comply with the subpoena.

As of September 30, 2022 and December 31, 2021, the Company had accrued legal contingencies of $22,417 and $16,881, respectively, within Accrued expenses and other current liabilities, and Accounts Payable on the unaudited Condensed Consolidated Balance Sheets for potential financial exposure related to ongoing legal matters primarily related to breach of contracts and employment matters which are deemed both probable of loss and reasonably estimable. Accrued legal contingencies recorded to Accounts Payable relate to disputes with service providers, whereas legal contingencies recorded to Accrued expenses and other current liabilities include all other anticipated legal accruals.

During the nine months ending September 30, 2022, the Company settled a legal dispute for breach of lease under which the Company was named a co-defendant, in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease for a total of $6,400. Pursuant to the settlement agreement, the Company agreed to pay $1,800 in cash in January 2022 and an additional $3,400 plus 5% interest in October 2022 and was liable for the remainder of the settlement, in the amount of $1,200, in the event the co-defendants failed to make the payment in January 2022. In January 2022, the Company made the initial settlement payment of $1,800 and was relieved of the liability of $1,200. As of the date of issuing these unaudited Condensed Consolidated Financial Statements, the Company has not made the additional $3,400 settlement and interest payments, as prescribed in the settlement agreement. On October 26, 2022, the plaintiff filed a motion to enforce the settlement agreement in the Superior Court of the State of California for the County of Santa Clara, seeking no material additional damages. Such hearing is scheduled for December 22, 2022.

Special Committee Investigation

As previously disclosed on November 15, 2021, the Company’s Board of Directors (the “Board”) established a special committee of independent directors (“Special Committee”) to investigate allegations of inaccurate Company disclosures, including those made in an October 2021 short seller report and whistleblower allegations, which resulted in the Company being unable to timely file its third quarter 2021 Quarterly Report on Form 10-Q, Annual Report on Form 10-K for the year ended December 31, 2021, first quarter 2022 Quarterly Report on Form 10-Q and amended Registration Statement on Form S-1 (File No. 333-258993) (the “Form S-1”). The Special Committee engaged outside independent legal counsel and a forensic accounting firm to assist with its review. On February 1, 2022, the Company announced that the Special Committee completed its review. On April 14, 2022, the Company announced the completion of additional investigative work based on the Special Committee’s findings which were performed under the direction of the Executive Chairperson, reporting to the Audit Committee. In connection with the Special Committee’s review and subsequent investigative work, the following findings were made:

●	In connection with the Business Combination, statements made by certain Company employees to certain investors describing the role of Yueting (“YT”) Jia, the Company’s founder and former CEO, within the Company were inaccurate and his involvement in the management of the Company post-Business Combination was more significant than what had been represented to certain investors.

●	The Company’s statements leading up to the Business Combination that it had received more than 14,000 reservations for the FF 91 vehicle were potentially misleading because only several hundred of those reservations were paid, while the others (totaling 14,000) were unpaid indications of interest.

●	Consistent with the Company’s previous public disclosures regarding identified material weaknesses in its internal control over financial reporting, the Company’s internal control over financial reporting requires an upgrade in personnel and systems.

●	The Company’s corporate culture failed to sufficiently prioritize compliance.

●	Mr. Jia’s role as an intermediary in leasing certain properties which were subsequently leased to the Company was not disclosed in the Company’s corporate housing disclosures.

●	In preparing the Company’s related party transaction disclosures, the Company failed to investigate and identify the sources of loans received from individuals and entities associated with Company employees.

In addition, the investigation found that certain individuals failed to fully disclose to individuals involved in the preparation of the Company’s SEC filings their relationships with certain related parties and affiliated entities in connection with, and following, the Business Combination, and failed to fully disclose relevant information, including but not limited to, information in connection with related parties and corporate governance to the Company’s former independent registered public accounting firm PricewaterhouseCoopers LLP.

The investigation also found that certain individuals failed to cooperate and withheld potentially relevant information in connection with the Special Committee investigation. Among such individuals were non-executive officers or members of the management team of FF, and remedial action was taken with respect to such individuals based on the extent of non-cooperation and/or withholding of information. The failure to cooperate with the investigation was taken into consideration in connection with the remedial actions outlined below with respect to Mr. Jiawei (“Jerry”) Wang, the Company’s former Vice President, Global Capital Markets, and withholding of information also affected the remedial action taken with respect to Mr. Matthias Aydt, Senior Vice President, Business Development and Product Definition and a director of the Company.

Based on the results of the investigation, the Special Committee concluded that, except as described above, other substantive allegations of inaccurate FF disclosures that it evaluated, were not supported by the evidence reviewed. Although the investigation did not change any of the above findings with respect to the substantive allegations of inaccurate FF disclosures, the investigation did confirm the need for remedial actions to help ensure enhanced focus on compliance and disclosure within FF.

Based on the results of the Special Committee investigation and subsequent investigative work described above, the Board approved the following remedial actions designed to enhance oversight and corporate governance of the Company:

●	certain remedial actions designed to enhance oversight and corporate governance of the Company, namely the following:

●	the appointment of Ms. Swenson, a former member of the Board, to the then newly created position of Executive Chairperson of FF;

●	Carsten Breitfeld, FF’s Global Chief Executive Officer, reporting directly to Ms. Swenson and receiving a 25% annual base salary reduction;

●	the removal of Mr. Jia as an executive officer, although continuing in his position as Chief Product & User Ecosystem Officer of the Company. Certain dual-reporting arrangements were eliminated with respect to Mr. Jia, and he is required to report directly to Ms. Swenson, a non-independent director nominated by FF Top Holding LLC (“FF Top”). Mr. Jia also received a 25% annual base salary reduction, and his role was limited from a policy-making position to focusing on (a) Product and Mobility Ecosystem and (b) Internet, Artificial Intelligence, and Advanced R&D technology;

●	Mr. Matthias Aydt, Senior Vice President, Business Development and Product Definition and a director of the Company, being placed on probation as an executive officer for a six-month period, during which period he will remain as a non-independent member of the Board;

●	the appointment of Mr. Jordan Vogel as Lead Independent Director; certain changes to the composition of Board committees, including Brian Krolicki stepping down from his role as Chairman of the Board and Chair of the Nominating and Corporate Governance Committee and becoming a member of the Audit and Compensation Committees of the Board; Mr. Jordan Vogel stepping down from the Nominating and Corporate Governance Committee; and Scott Vogel becoming the Chair of the Audit Committee and the Nominating and Corporate Governance Committee of the Board;

●	the suspension without pay of Mr. Jiawei (“Jerry”) Wang, the Company’s former Vice President, Global Capital Markets, who subsequently notified the Board of his decision to resign from FF on April 10, 2022;

●	the assessment and enhancement of FF’s policies and procedures regarding financial accounting and reporting and the upgrading of FF’s internal control over financial accounting and reporting, including by hiring additional financial reporting and accounting support, in each case at the direction of the Audit Committee;

●	the implementation of enhanced controls around FF’s contracting and related party transactions, including regular attestations by FF’s employees with authority to bind FF to contracts and related party transactions, for purposes of enabling FF to make complete and accurate disclosures regarding related party transactions;

●	the hiring of a Chief Compliance Officer, who reports on a dotted line to the Chair of the Audit Committee, and assessing and enhancing FF’s compliance policies and procedures (and a search for a Chief Compliance Officer of FF is still pending as of the date of this Report);

●	the implementation of a comprehensive training program for all directors and officers regarding, among other things, internal FF policies;

●	the separation of Mr. Jarret Johnson, FF’s Vice President, General Counsel and Secretary; and

●	certain other disciplinary actions and terminations of employment with respect to other FF employees (none of whom is an executive officer).

As of the date hereof, FF is continuing to implement the remedial actions approved by the Board. However, no assurance can be provided that such remedial measures will be implemented in a timely manner or will be successful to prevent inaccurate disclosures in the future.

SEC and DOJ Investigations

Subsequent to FF announcing the completion of the Special Committee investigation on February 1, 2022, FF, certain members of the management team and employees of FF received a notice of preservation and subpoena from the staff of the SEC stating that the SEC had commenced a formal investigation relating to the matters that were the subject of the Special Committee investigation. FF, which had previously voluntarily contacted the SEC in connection with the Special Committee investigation in October 2021, is cooperating fully with the SEC’s investigation. The outcome of such an investigation is difficult to predict. FF has incurred, and may continue to incur, significant expenses related to legal and other professional services in connection with the SEC investigation. At this stage, FF is unable to assess whether any material loss or adverse effect is reasonably possible as a result of the SEC’s investigation or estimate the range of any potential loss. In addition, in June 2022, FF received a preliminary request for information from the U.S. Department of Justice (“DOJ”) in connection with the matters that were the subject of the Special Committee investigation. FF has responded to that request and intends to fully cooperate with any future requests from the DOJ.

12. Commitments and Contingencies

Purchase obligations

Purchase obligations represent legally binding commitments to purchase inventory, tooling, machinery and equipment as well as items to be used in research and development activities. Although open purchase orders are generally considered enforceable and legally binding, some of the Company’s purchase orders give the Company the option to cancel, reschedule and/or adjust its requirements based on its business needs prior to the delivery of goods or performance of services and to inspect and reject products, for example, if they do not comply with its specifications. Obligations to purchase inventory and other commitments are generally expected to be fulfilled within one year.

As of December 31, 2021, the Company had binding purchase obligations and other commitments of $388,672.

The Palantir License

In July 2021, the Company and Palantir entered into a master agreement that sets forth the terms of the Palantir’s platform hosting arrangement which is expected to be used as a central operating system for data and analytics. Subsequent to entering into this arrangement, Palantir invested $25,000 in the Company through the PIPE Financing and became a shareholder of the Company. Under the platform hosting agreement, the Company committed to pay a total of $47,000 of hosting fees over a six-year term, $5,333 of which was paid during the year ended December 31, 2021. The software is cloud hosted for the entirety of the subscription term and the Company cannot take possession of the software. Accordingly, the Company determined that the subscription agreement represents a hosting arrangement that is a service contract. The Company amortizes the hosting costs on a straight-line basis over the agreement term.

Facility Leases

The Company’s lease agreements include leasehold improvement incentives as well as escalation clauses. The Company records rent expense on a straight-line basis over the lease term.

The Company has several noncancelable operating leases, primarily for office space, with various expiration dates through April 2027. These leases generally contain renewal options for periods ranging from three to five years and require the Company to pay all executory costs such as maintenance and insurance.

The Company recorded rent expense of $2,665 and $2,452 for the years ended December 31, 2021 and 2020, respectively.

The minimum aggregate future obligations under noncancelable operating leases as of December 31, 2021 were as follows:

Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

The Company has three capital leases, one in Hanford, California for its main production facility, and two equipment leases.

The minimum aggregate future minimum lease payments under capital leases as of December 31, 2021 were as follows:

Years ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993

Legal Matters

The Company is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of management, the outcome of any such claims and disputes cannot be predicted with certainty.

On December 23, 2021, a putative class action lawsuit alleging violations of the Securities Exchange Act of 1934 was filed in the United States District Court, Central District of California, against the Company and its current Chief Executive Officer, its current Chief Financial Officer, its current Chief Product and User Ecosystem Officer, as well as the CFO of Legacy FF, and the Co-CEOs of PSAC. On March 7, 2022, the court appointed co-lead plaintiffs and Co-Lead Counsel. Co-lead Plaintiffs filed an amended complaint on May 6, 2022. Defendants’ currently scheduled deadline to respond to the amended complaint is July 5, 2022. Thereafter, the defendants will have the opportunity to answer or file a motion to dismiss the lawsuit. The Company believes the suit is without merit and therefore intends to vigorously defend the suit. Given the early stages of the legal proceedings, it is not possible to predict the outcome of the claims.

On March 8 and March 21, 2022, putative derivative lawsuits alleging violations of the Securities Exchange Act of 1934 and various common law claims were filed in the United States District Court, Central District of California. Additionally, on April 11 and 25, 2022, putative derivative lawsuits alleging violations of the Securities Exchange Act of 1934 and various common law claims were filed in the United States District Court, District of Delaware. These lawsuits purport to assert claims on behalf of the Company against numerous current and former officers and directors of the Company. Given the early stages of the legal proceedings, it is not possible to predict the outcome of the claims.

As of December 31, 2021 and 2020, the Company had accrued contingent liabilities of $16,881 related to six legal matters and $6,025 related to four legal matters, respectively, for potential financial exposure primarily related to breach of contracts and employment matters which are deemed both probable of loss and reasonably estimable. As of December 31, 2021 and 2020, contingent liabilities of $16,881 and $5,025, respectively, were recorded in accrued expenses and other liabilities on the Company’s Consolidated Balance Sheets. As of December 31, 2020, non-current contingent liabilities of $1,000 were recorded in Other Liabilities, Less Current Portion on the Company’s Consolidated Balance Sheets.

In July 2021, the Company settled a legal matter with a former employee for $2,850 in cash and issued stock options to purchase 847,800 shares of Class A Common Stock at an exercise price of $2.55 per share (“Settlement Options”) and a grant date fair value of $8,459. The Settlement Options vested 21 days after the Closing Date of the Business Combination. As part of the settlement agreement, no party admitted or acknowledged the existence of any liability or wrongdoing and all claims, including damages, were voluntarily dismissed. The Company accrued $5,000 related to this matter as of December 31, 2020 and upon reaching the settlement in June 2021, recorded an incremental loss of $6,309 in general and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.

During year ended December 31, 2021, the Company recorded: (i) $7,584 related to an outstanding legal dispute for breach of a loan contract with the plaintiff seeking damages; (ii) $5,400 related to a legal dispute for breach of lease under which the Company was named a co-defendant in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease, which was settled in January 2022, pursuant to which the Company agreed to pay $1,800 in cash in January 2022 and an additional $3,400 plus 5% interest in October 2022; (iii) $1,672 related to an outstanding legal dispute for breach of service contract with the plaintiff seeking damages including late payments; and (iv) $1,200 related to an outstanding legal dispute for software infringement.

During the year ended December 31, 2020, the Company settled $2,500 of legal claims in cash. In addition, during the year ended December 31, 2020, the Company resolved a legal matter associated with a United States Department of Labor investigation without any additional fines or penalties, resulting in the reversal of accrued expenses of $2,255, which was recorded in general and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2020.

During the year ended December 31, 2020, the Company received a judicial decision relating to a dispute for unpaid vendor payments. The judicial decision obligated the Company to pay $6,082 to certain vendors. The Company recorded $6,082 in general and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2020 and recorded in accrued expenses and other current liabilities on the Consolidated Balance Sheet as of December 31, 2020.